UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10335

Name of Fund:   BlackRock New Jersey Municipal Income Trust (BNJ)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New Jersey

             Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 10/31/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2017	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

New Jersey — 131.2%
Corporate — 12.4%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 01/01/37(a)(b)	$1,790	$18,795
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 06/01/29	2,400	2,541,240
New Jersey EDA, RB:
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	5,160	5,864,082
Motor Vehicle Surcharge, Series A, 5.25%, 7/01/25	1,220	1,424,826
Motor Vehicle Surcharge, Series A, 5.25%, 7/01/25(c)	145	180,424
New Jersey EDA, Refunding RB:
Duke Farms Foundation Project, 4.00%, 7/01/46	740	788,492
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	1,500	1,605,435
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	1,275	1,376,860
Sub Series A, 5.00%, 7/01/33	125	136,925
Teaneck Community Charter School Project, Series A, 5.00%, 9/01/37(d)	230	229,984
Teaneck Community Charter School Project, Series A, 5.13%, 9/01/52(d)	550	539,016

		14,706,079
County/City/Special District/School District — 27.7%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/44	5,530	5,769,836
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement, (BAM):
5.00%, 7/01/33	490	559,041
5.00%, 7/01/35	755	855,868
City of Margate New Jersey, GO, Refunding, Improvement, 5.00%, 01/15/21(e)	1,085	1,211,598
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(d)	1,990	1,999,651

	Par (000)	Value
County/City/Special District/School District (continued)
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	$1,440	$1,856,736
5.50%, 10/01/29	2,630	3,416,449
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC):
5.25%, 1/01/39	2,000	2,086,880
5.38%, 1/01/44	2,400	2,499,744
County of Mercer New Jersey Improvement Authority, RB, Courthouse Annex Project, 5.00%, 09/01/40	775	876,649
County of Middlesex New Jersey, COP, Refunding, Civic Square IV Redevelopment, 5.00%, 10/15/31	1,000	1,215,200
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 05/01/42	740	829,947
Monroe Township Board of Education Middlesex County, GO, Refunding, 5.00%, 03/01/38	860	974,208
New Jersey EDA, RB, Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 04/01/31	5,000	5,766,150
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	2,500	2,956,525

		32,874,482
Education — 21.6%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 07/01/46	150	156,242
New Jersey EDA, RB:
Hatikvah International Academy Charter School Project, Series A, 5.00%, 7/01/27(d)	115	118,097
Hatikvah International Academy Charter School Project, Series A, 5.25%, 7/01/37(d)	310	304,386

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)

	Par (000)	Value
Education (continued)
New Jersey EDA, RB: (continued)
Hatikvah International Academy Charter School Project, Series A, 5.38%, 7/01/47(d)	$540	$526,284
MSU Student Housing Project Provide, 5.88%, 6/01/42	1,500	1,615,965
School Facilities Construction (AGC), 5.50%, 12/15/18(e)	1,045	1,096,247
School Facilities Construction (AGC), 5.50%, 12/15/34	20	20,814
Team Academy Charter School Project, 6.00%, 10/01/33	1,490	1,683,134
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A(d):
5.63%, 8/01/34	415	425,603
5.88%, 8/01/44	290	297,180
New Jersey Educational Facilities Authority, RB, Higher Educational Capital Improvement Fund, Series A, 5.00%, 09/01/32	1,000	1,078,410
New Jersey Educational Facilities Authority, Refunding RB:
City of New Jersey University Issue, Series D, 4.00%, 7/01/34	355	367,886
College of New Jersey, Series D (AGM), 5.00%, 7/01/18(e)	2,000	2,052,640
Georgian Court University, Series D, 5.00%, 7/01/33	250	250,367
Kean University, Series A, 5.50%, 9/01/36	2,060	2,198,123
Montclair State University, Series A, 5.00%, 7/01/44	4,570	5,083,165
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	660	711,810
Ramapo College, Series B, 5.00%, 7/01/42	265	288,619
Stevens Institute of Technology, Series A, 5.00%, 7/01/42	270	306,507
Stevens Institute of Technology, Series A, 4.00%, 7/01/47	400	413,940
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19(e)	1,000	1,098,500

	Par (000)	Value
Education (continued)
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	$1,290	$1,407,119
Series 1A, 5.00%, 12/01/25	305	324,328
Series 1A, 5.00%, 12/01/26	200	212,426
Series 1A, 5.25%, 12/01/32	500	528,740
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/40	1,000	1,141,870
5.00%, 7/01/42	345	381,615
5.00%, 7/01/45	1,345	1,527,907

		25,617,924
Health — 9.3%
New Jersey Health Care Facilities Financing Authority, RB:
Inspira Health Obligated Group, 5.00%, 7/01/42	580	655,864
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/18(e)	700	718,186
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	750	860,678
Virtua Health, Series A (AGC), 5.50%, 7/01/38	1,250	1,333,587
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/21(e)	1,045	1,220,978
AHS Hospital Corp., 6.00%, 7/01/21(e)	900	1,051,560
Princeton Healthcare System, 5.00%, 7/01/39	835	931,843
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 7/01/43	465	482,605
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 7/01/43	1,145	1,288,045
St. Barnabas Health Care System, Series A, 5.63%, 7/01/21(e)	580	668,781

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)

	Par (000)	Value
Health (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued):
St. Barnabas Health Care System, Series A, 5.63%, 7/01/21(e)	$1,605	$1,850,677

		11,062,804
Housing — 3.9%
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	1,185	1,225,918
S/F Housing, Series CC, 5.00%, 10/01/34	715	742,256
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series D, AMT, 4.25%, 11/01/37	395	400,490
Newark Housing Authority, RB, M/F Housing, Series A, 5.00%, 12/01/30	2,000	2,275,540

		4,644,204
State — 9.6%
Garden State Preservation Trust, RB, CAB, Series B (AGM), 0.00%, 11/01/26(f)	6,000	4,696,920
New Jersey EDA, Refunding RB, Cigarette Tax:
5.00%, 6/15/26	810	877,189
(AGM), 5.00%, 6/15/22	2,940	3,299,650
New Jersey Health Care Facilities Financing Authority, RB, Hospitall Asset Transformation Program, Series A, 5.25%, 10/01/38	1,825	1,881,119
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 06/15/19(e)	600	638,946

		11,393,824
Tobacco — 1.7%
Tobacco Settlement Financing Corp., Series 1A, 5.00%, 06/01/41	2,150	2,060,990

Transportation — 44.0%
Delaware River Port Authority of Pennsylvania & New Jersey, RB:
5.00%, 1/01/40	1,380	1,568,301
Series D, 5.00%, 1/01/40	800	857,432

	Par (000)	Value
Transportation (continued)
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	$5,000	$5,565,300
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/35	310	360,961
Series A, 5.00%, 1/01/38	4,075	4,589,591
Series A, 5.00%, 1/01/43	500	557,955
Series E, 5.25%, 1/01/19(e)	1,970	2,064,028
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32(f)	4,000	2,240,640
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/30	625	698,156
Federal Highway Reimbursement Revenue Notes, Series A-2, 5.00%, 6/15/30	2,535	2,588,970
Transportation Program, Series AA, 5.00%, 6/15/38	2,850	3,050,099
Transportation Program, Series AA, 5.25%, 6/15/41	1,560	1,700,821
Transportation System, 6.00%, 12/15/38	945	989,954
Transportation System, Series A, 6.00%, 6/15/35	4,135	4,619,043
Transportation System, Series A, 5.88%, 12/15/38	1,770	1,850,747
Transportation System, Series A, 5.50%, 6/15/41	2,000	2,151,000
Transportation System, Series A (AGC), 5.50%, 12/15/38	1,000	1,044,340
Transportation System, Series AA, 5.50%, 6/15/39	2,260	2,456,236
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, Special Project:
Series 6, AMT (NPFGC), 5.75%, 12/01/22	6,000	6,275,820
Series 8, 6.00%, 12/01/42	1,430	1,585,327
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
152nd Series, AMT, 5.75%, 11/01/30	1,000	1,023,200

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)

	Par (000)	Value
Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB, Consolidated (continued):
166th Series, 5.25%, 7/15/36	$4,000	$4,471,240

		52,309,161
Utilities — 1.0%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 0.00%, 09/01/33(f)	2,000	1,189,400

Total Municipal Bonds in New Jersey		155,858,868

Puerto Rico — 1.1%
Tobacco — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 5/15/39	670	657,552
5.63%, 5/15/43	640	627,046

Total Municipal Bonds in Puerto Rico		1,284,598

Total Municipal Bonds — 132.3%		157,143,466

Municipal Bonds Transferred to Tender Option Bond Trusts (g)

New Jersey — 32.3%
County/City/Special District/School District — 9.5%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Techincal Schools Project, 5.25%, 05/01/51	780	899,397
County of Union New Jersey Utilities Authority, Refunding RB, Series A:
Resources Recovery Facility, Covanta Union, Inc., AMT, 5.25%, 12/01/31	5,710	6,327,108
Solid Waste System, County Deficiency Agreement, 5.00%, 6/15/41	2,180	2,415,233

	Par (000)	Value
County/City/Special District/School District (continued)
New Jersey Health Care Facilities Financing Authority, RB, Inspire Health Obligated Group, 4.00%, 07/01/47	$1,569	$1,593,700

		11,235,438
Education — 4.3%
Rutgers - The State University of New Jersey, Refunding RB:
Series F, 5.00%, 5/01/19(e)	1,501	1,586,660
Series L, 5.00%, 5/01/43	3,140	3,547,022

		5,133,682
Housing — 2.2%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(h)	2,501	2,658,196

State — 5.2%
New Jersey EDA, RB, School Facilities Construction (AGC)(e):
6.00%, 12/15/18	2,958	3,119,772
6.00%, 12/15/18	42	44,148
New Jersey EDA, Refunding RB, School Facilities Construction, Series NN, 5.00%, 03/01/29(h)	2,787	3,014,069

		6,177,989
Transportation — 11.1%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 01/01/38(h)	4,700	5,274,598
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, AMBAC (AGM), 5.00%, 12/15/32	2,000	2,008,890
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, 5.00%, 10/15/41	3,497	3,875,876

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)

	Par (000)	Value
Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	$2,039	$2,076,887

		13,236,251

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 32.3%		38,441,556

Total Long-Term Investments (Cost — $183,928,506) — 164.6%		195,585,022

	Shares	Value
Short-Term Securities
BlackRock Liquidity Funds,
MuniCash, Institutional Class, 0.74%(i)(j)	1,375,724	$1,376,137

Total Short-Term Securities (Cost — $1,376,137) — 1.2%		1,376,137

Total Investments (Cost — $185,304,643) — 165.8%		196,961,159
Other Assets Less Liabilities — 1.9%		2,329,095
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.0)%		(21,376,363)
VMTP Shares at Liquidation Value — (49.7)%		(59,100,000)

Net Assets Applicable to Common Shares — 100.0%		$118,813,891

Notes to Schedule of Investments

(a)	Issuer filed for bankruptcy and/or is in default.
(b)	Non-income producing security.
(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Zero-coupon bond.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(h)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expires between June 15, 2019 to September 1, 2020, is $7,519,842.
(i)	Annualized 7-day yield as of period end.
(j)	During the period ended October 31, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2017	Net Activity	Shares Held at October 31, 2017	Value at October 31, 2017	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	3,411,106	(2,035,382)	1,375,724	$1,376,137	$241	$93	$(93)

(a)	Includes net capital gain distributions. if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount(000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	(21)	December 2017	$2,461	$24,209
10-Year U.S. Treasury Note	(25)	December 2017	3,123	47,495
Long U.S. Treasury Bond	(20)	December 2017	3,049	59,461
Ultra Long U.S. Treasury Bond	(4)	December 2017	659	13,286
Total				$144,451

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
OTC	Over-the-Counter
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments(a)	—	$195,585,022	—	$195,585,022
Short-Term Securities:	$1,376,137	—	—	1,376,137

Total	$1,376,137	$195,585,022	—	$196,961,159

Derivative Financial Instruments (b)
Assets:
Interest rate contracts	$144,451	—	—	$144,451

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(21,333,497)	—	$(21,333,497)
VMTP Shares at Liquidation Value	—	(59,100,000)	—	(59,100,000)

Total	—	$(80,433,497)	—	$(80,433,497)

During the period ended October 31, 2017, there were no transfers between levels.

SCHEDULE OF INVESTMENTS	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Income Trust

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Income Trust

Date: December 21, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Income Trust

Date: December 21, 2017